Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Short-Term Borrowings

Note 9 ❑ Short-Term Borrowings

Short-term borrowings include federal funds purchased and securities sold under agreements to repurchase, trading liabilities, and other borrowed funds.

Federal funds purchased and securities sold under agreements to repurchase generally have maturities of less than 90 days. Trading liabilities, which represent short positions in securities, are generally held for less than 90 days. Other short-term borrowings have original maturities of one year or less. On December 31, 2011, capital markets trading securities with a fair value of $5.8 million were pledged to secure other short-term borrowings.

The detail of these borrowings for the years 2011, 2010, and 2009 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings

2011
Average balance	$2,159,933	$609,772	$290,344
Year-end balance	1,887,052	347,285	172,550
Maximum month-end outstanding	2,631,628	709,642	643,094
Average rate for the year	.23%	2.45%	.29%
Average rate at year-end	.23	2.34	.08

2010
Average balance	$2,615,536	$547,377	$227,772
Year-end balance	2,114,908	361,920	180,735
Maximum month-end outstanding	3,046,201	654,748	693,512
Average rate for the year	.24%	3.30%	.56%
Average rate at year-end	.22	3.01	.18

2009
Average balance	$2,486,296	$536,161	$2,662,989
Year-end balance	2,874,353	293,387	761,758
Maximum month-end outstanding	2,874,353	565,858	4,734,718
Average rate for the year	.21%	3.89%	.29%
Average rate at year-end	.17	4.13	.17